Share-Based Compensation - Schedule of Fair Value of the Company’s Stock Options Granted to Employees and Directors and Consultant (Details)	6 Months Ended
Jun. 30, 2026
Schedule of Fair Value of the Company’s Stock Options Granted to Employees and Directors [Line Items]
Expected volatility	105.25%
Risk free interest rate	3.91%
Expected dividend
Expected term (in years)	4 years